Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Income and Share Data Used in Basic and Diluted EPS Computations

	Year ended December 31, 2022
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to equity holders of the Company	3,439,697	727,240	4.73
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensation		15,406
Profit attributable to equity holders of the Company	3,439,697	742,646	4.63

	Year ended December 31, 2023
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to equity holders of the Company	1,967,565	727,240	2.71
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensation		7,698
Profit attributable to equity holders of the Company	1,967,565	734,938	2.68

	Year ended December 31, 2024
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to equity holders of the Company	1,439,536	727,240	1.98
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensation		6,772
Profit attributable to equity holders of the Company	1,439,536	734,012	1.96